Contingent Liabilities and Financial Commitments - Non-Tobacco Related Litigation - Additional Information (Details) $ / shares in Units, € in Millions, ¥ in Millions																					1 Months Ended				3 Months Ended					9 Months Ended		12 Months Ended
	Feb. 06, 2019 GBP (£)	Feb. 06, 2019 USD ($)	Jun. 22, 2018 GBP (£)	Jun. 22, 2018 USD ($)	Jun. 22, 2018 JPY (¥)	Apr. 30, 2018 GBP (£)	Apr. 30, 2018 USD ($)	Apr. 30, 2018 HRK (kn)	Mar. 29, 2018 GBP (£)	Mar. 29, 2018 USD ($)	Nov. 29, 2017 Case Group $ / shares	Oct. 11, 2017	Aug. 22, 2017 GBP (£)	Aug. 22, 2017 USD ($)	Aug. 22, 2017 HRK (kn)	Feb. 10, 2017 GBP (£)	Feb. 10, 2017 USD ($)	Aug. 08, 2014 GBP (£)	Aug. 08, 2014 USD ($)	Jul. 15, 2014	Jul. 31, 2016 EUR (€)	Sep. 30, 2014 GBP (£)	Sep. 30, 2014 USD ($)	May 31, 2012	Apr. 30, 2016 GBP (£)	Apr. 30, 2016 USD ($)	Apr. 30, 2016 EUR (€)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 USD ($)	Mar. 31, 2018 GBP (£)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2014 GBP (£)	Dec. 31, 2014 USD ($)	Dec. 31, 2009 GBP (£)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 GBP (£)	Dec. 31, 2008 USD ($)	Dec. 31, 2008 EUR (€)	Jul. 25, 2017	Feb. 17, 2017 GBP (£)	Feb. 17, 2017 USD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of environmental clean-up costs commitment allocated to later period																						50.00%	50.00%
Payments for funding agreement																																£ 25,000,000	$ 32,000,000	£ 18,000,000
Provision for environmental clean-up costs																																108,000,000	137,500,000
Amount paid for attorneys fees and statutory interest																																£ 82,367,291	$ 104,902,981.61
Windward Dividend Claim
Disclosure Of Commitments And Contingencies [Line Items]
Dividend paid to Sequana | €																					€ 135
Windward Dividend Claim | Windward
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount																£ 145,000,000	$ 185,000,000
Initial litigation settlement amount awarded to Windward																£ 108,700,000	$ 138,400,000
Windward Dividend Claim | Windward | Judgment from Court of Appeal
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount liable to pay due to calculation change	£ 145,000,000	$ 185,000,000
Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of environmental clean-up costs commitment with NCR																						50.00%	50.00%
Fox River | Sequana | Judgment from Court of Appeal
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount liable to pay due to calculation change	£ 10,000,000	$ 12,700,000
Kalamazoo River
Disclosure Of Commitments And Contingencies [Line Items]
Past remediation costs									£ 43,000,000	$ 55,000,000
Cost of performing future remediation									£ 526,000,000	$ 670,000,000
Kalamazoo River | N C R
Disclosure Of Commitments And Contingencies [Line Items]
Estimated recovery percentage by related party									40.00%	40.00%																						60.00%	60.00%
Amount paid for attorneys fees and statutory interest									£ 17,300,000	$ 22,000,000
Kalamazoo River | N C R And Appvion | Funding
Disclosure Of Commitments And Contingencies [Line Items]
Recovery amount for Future Sites																												£ 19,700,000	$ 25,000,000
Windward Dividend Claim
Disclosure Of Commitments And Contingencies [Line Items]
Dividend paid to Sequana																									£ 121,000,000	$ 154,000,000	€ 135										£ 121,000,000	$ 154,000,000	€ 135	£ 398,000,000	$ 506,000,000	€ 443
Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Total estimated clean-up costs																																			£ 648,000,000	$ 825,000,000
Case dismissed date												Oct. 11, 2017
Percentage of environmental clean-up costs obligation commitment with NCR																																60.00%	60.00%
Percentage of environmental clean-up costs demanded																								60.00%
Bottom of Range | Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Total NRDs																																			0	0
Top of Range | Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Total NRDs																																			£ 193,000,000	$ 246,000,000
Glo Litigation
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages claimed			£ 715,650	$ 911,452	¥ 100
Mozambican IP Litigation
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages related to litigation																														£ 572,907	$ 730,000	£ 190,000,000	$ 242,000,000
Windward | Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Environmental clean-up costs paid by related party																						£ 7,800,000	$ 10,000,000
Appvion | Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Environmental clean-up costs paid by related party																						19,600,000	25,000,000
Appvion | Kalamazoo River
Disclosure Of Commitments And Contingencies [Line Items]
Environmental clean-up costs paid by related party																						£ 19,600,000	$ 25,000,000
Reynolds American Inc.
Disclosure Of Commitments And Contingencies [Line Items]
Ownership interest acquired																																											57.80%
Number of dissenting stockholders | Case											20
Number of groups justice dissenting stockholders | Group											3
Reynolds American Inc. | Group One
Disclosure Of Commitments And Contingencies [Line Items]
Affiliated entities claiming price per share value											$ 81.21
Reynolds American Inc. | Group Two
Disclosure Of Commitments And Contingencies [Line Items]
Affiliated entities claiming price per share value											88.16
Reynolds American Inc. | Group Three
Disclosure Of Commitments And Contingencies [Line Items]
Affiliated entities claiming price per share value											$ 94.33
Reynolds American Inc. | Lorillard Inc
Disclosure Of Commitments And Contingencies [Line Items]
Definitive merger agreement announced date																				Jul. 15, 2014
Percentage of interest in associate																				42.20%
Maximum amount of purchased newly issued stock																		£ 722,000,000	$ 920,000,000
Croatian Distributor Dispute
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages related to litigation													£ 49,000,000	$ 63,000,000	kn 408,401,866.15
Amount of claim against damages related to litigation						£ 49,000,000	$ 63,000,000	kn 408,401,866.15
Croatian Distributor Dispute | Reynolds American Inc.
Disclosure Of Commitments And Contingencies [Line Items]
Attorney fees and costs																																												£ 326,000	$ 415,000